Report of Directors Corporate Governance - Awards Under The Long-Term Incentives (Details) - Long-Term Incentive Awards $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($) market
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Average Return On Equity	10.00%
Performance period	3 years
Retention period	1 year
Sustainable finance performance metric | $	$ 34
Percentage of employee confidence performance metric	67.00%
Customer recommendation improvement, number of markets in top five markets | market	4
Metric weighting percent	100.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Cost Efficiency Ratio	58.00%
Average Return On Equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	20.00%
Cost Efficiency Ratio
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	20.00%
Relative Total Shareholder Return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	20.00%
Risk and Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	25.00%
Strategy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric weighting percent	15.00%
Iain Mackay
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of base salary	319.00%
Marc Moses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of base salary	319.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Average Return On Equity	9.00%
Sustainable finance performance metric | $	$ 30
Percentage of employee confidence performance metric	65.00%
Customer recommendation improvement, number of markets in top five markets | market	3
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Cost Efficiency Ratio	60.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Average Return On Equity	11.00%
Sustainable finance performance metric | $	$ 37
Percentage of employee confidence performance metric	70.00%
Customer recommendation improvement, number of markets in top five markets | market	5
Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Metric, Cost Efficiency Ratio	55.50%
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%